Borrowings - Schedule of Interest Bearing Borrowings (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 5,507	€ 4,247
Amounts outstanding, carried at amortised cost, Current	798	273
Current [member]
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Current	798	273
Non-Current [member]
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 5,507	€ 4,247
Euro Private Placement 2027 (EUR 140 million under EMTN) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	4.00%	4.00%
Maturity	May 2027	May 2027
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 140	€ 140
Eurobond 2027 (EUR 500 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	0.875%	0.875%
Maturity	November 2027	November 2027
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 499	€ 499
Eurobond 2028 (EUR 400 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	2.00%	2.00%
Maturity	July 2028	July 2028
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 398	€ 398
Eurobond 2029 (EUR 750 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.50%	3.50%
Maturity	January 2029	January 2029
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 748	€ 746
Eurobond 2030 (EUR 500 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	4.125%
Maturity	June 2030
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 497
Eurobond 2033 (EUR 500 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	4.875%
Maturity	June 2033
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 496
Fixed Term Loan (LuxGovSat), non-listed [member] | Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.30%
Maturity	December 2027	December 2027
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Current	€ 16	€ 17
Fixed Term Loan (LuxGovSat), non-listed [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.30%	3.30%
Maturity	December 2027	December 2027
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 16	€ 32
German bond (EUR 50 million), non-listed [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	4.00%	4.00%
Maturity	November 2032	November 2032
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 50	€ 50
US Bond (USD 250 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	5.30%	5.30%
Maturity	April 2043	April 2043
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 208	€ 235
US Bond (USD 500 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	5.30%	5.30%
Maturity	March 2044	March 2044
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 414	€ 468
Hybrid Bond NC5.25 (EUR 500 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	5.50%
Maturity	September 2054
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 495	494
Hybrid Bond NC8 (EUR 500 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	6.00%
Maturity	September 2054
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 496	€ 496
Floating Term Loan with European Investment Bank (EUR 300 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	0.867%
Borrowings, interest rate basis	EURIBOR 6M + 0.867
Maturity	June 2032
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 300
Term Loan Agreement (USD 1,000 million) [member] | Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	2.125%
Borrowings, interest rate basis	SOFR 3M + 2.125
Maturity	June 2029
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Current	€ 124
Term Loan Agreement (USD 1,000 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	2.125%
Borrowings, interest rate basis	SOFR 3M + 2.125
Maturity	June 2029
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 711
Fixed Term Loan (SES Astra 1P Sarl), non-listed [member] | Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.15%	3.15%
Maturity	March 2031	March 2031
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Current	€ 8	€ 6
Fixed Term Loan (SES Astra 1P Sarl), non-listed [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.15%
Maturity	March 2031
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 19	28
Floating Term Loan Facility (SES Satellites Ventures Sarl), non-listed [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	2.20%
Borrowings, interest rate basis	SOFR 3M + 2.2
Maturity	March 2030
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current	€ 20	€ 10
Eurobond 2026 (EUR 650 million) [member] | Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	1.625%
Maturity	March 2026
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Current	€ 650
Eurobond 2026 (EUR 650 million) [member] | Non-Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		1.625%
Maturity		March 2026
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Non-current		€ 651
German bond (EUR 250 million) [member] | Current [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		1.71%
Maturity		December 2025
Amounts outstanding, carried at amortised cost, Non-current and Current
Amounts outstanding, carried at amortised cost, Current		€ 250